MERIDIAN FUND, INC.
October 6, 2010

To Our Shareholders:

Stocks made strong gains across the board during the third quarter ended September 30, 2010. The economy appears to have stabilized and investors believe that the November elections will lead to a more growth oriented and investor friendly congress. The S&P 500 gained 10.7%, the NASDAQ 12.3% and the Russell 2000 10.9%. The strongest performing groups included computer data storage, auto replacement parts companies and the leisure and movie industry. Dairy products, office supply retailers and wholesalers and building products companies were among the worst performing sectors. The interest yield on the ten-year government bond declined again during the quarter, dropping from 2.96% to 2.52%. The Federal Reserve Board continues to pursue a low interest rate policy which they believe helps the economy and devalues the dollar, making U.S. companies more competitive internationally.

The economy grew at a 1.7% annual rate in the third quarter, which is modest for the early stage of an economic recovery. It appears that business activity has stabilized and that the fear of a double-dip recession has passed, at least for now. We speak with a number of companies every week and, in general, managements are cautious, still reluctant to invest in new projects or hire additional workers. Their concerns, in addition to the weak economy, include increasing federal deficits, higher tax rates and health care costs, the declining dollar and increasing regulation. These issues will impact business and growth and, hopefully, can be resolved somewhat positively in the months ahead. Our economic outlook, through the middle of next year, is for moderate growth, high levels of unemployment, increasing federal deficits, low levels of inflation and slightly higher interest rates.

Long-term investment results, history clearly shows, are improved by buying good companies or mutual funds consistently over an extended period of time. We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

Richard F. Aster, Jr.

Meridian Equity Income Fund® (MEIFX)

The Meridian Equity Income Fund’s net asset value per share at September 30, 2010 was $9.39. This represents an increase of 8.6% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception, January 31, 2005, were 17.0% and 2.8%, respectively. At the close of the quarter, total net assets were $27,614,063 and were invested 5.1% in cash and other assets net of liabilities and 94.9% in stocks. There were 494 shareholders.

Our basic strategy remains unchanged. The Fund continues to seek to invest in companies with above average dividend yields, strong financial returns and that have, in our opinion, the ability to grow dividends. The severe downturn in the economy and corporate profits resulted in dividend cuts for companies which previously were considered safe. Dividends for good companies, however, have stabilized and are beginning to grow again, as the economy improves. The Fund is diversified with 60 holdings representing 60 different industry groups. At the end of the September 2010 quarter, the portfolio’s average holding had a 5-year-average return on equity of 20.0% and an average dividend yield of 3.6%; both measures substantially higher than the average S&P 500 stock. The yield compares favorably also to the 2.5% yield on the ten-year Treasury bond. The average holding has a market capitalization of $23.8 billion, a debt ratio of 39.5% and earnings per share that are projected to increase 9.5% annually during the next several years. We believe these financial characteristics will lead to positive long-term returns for the Fund.

During the quarter we purchased shares of Medtronic and PPL Corporation. We sold our positions in Interactive Data Corporation and Pharmaceutical Product Development.

J.C. Penny operates over 1,100 full-line department stores in the United States and Puerto Rico. Merchandise includes family apparel, footwear, accessories, jewelry, beauty products and home furnishings. Business is recovering nicely, after a difficult period. The shares yield 2.46%, twenty percent higher than the S&P 500. The company has strong financial characteristics, including undervalued real estate, and a recent history of dividend increases. The shares have done well recently due to a private equity firm purchasing a seventeen percent state in the company.

Meridian Growth Fund® (MERDX)

The Meridian Growth Fund’s net asset value per share at September 30, 2010 was $38.97. This represents an increase of 14.6% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception, August 1, 1984, were 2,051.6% and 12.5%, respectively. At the close of the quarter, total net assets were $1,675,373,945 and were invested 5.5% in cash, cash equivalents and other assets net of liabilities and 94.5% in stocks. There were 64,234 shareholders.

Our investment outlook is unchanged. We believe stocks will have positive returns, providing that the economy continues to grow and interest rates remain low. The portfolio consists of small and medium sized growth companies which, in general, have high returns on capital, strong financial characteristics and are expected to grow earnings faster than the S&P 500 average company. The portfolio is diversified with technology, specifically software, representing our largest area of focus followed by retail.

We purchased shares in Herman Miller and we did not liquidate any positions during the quarter.

Citrix Systems, a large holding, is a major beneficiary of the secular trend towards cloud computing and desktop virtualization. The company has software based solutions that enable data and applications to reside on centralized servers and databases that can be accessed by users anywhere with a PC, smart phone, tablets or other electronic devices. This productive and cost effective solution is gaining momentum in the industry and should insure that Citrix, with its leadership position, will experience strong growth for several years. The company has an experienced management team, excellent financial returns and a strong track record. The shares have done well but sell at a reasonable valuation given the company’s long-term growth prospects.

Meridian Value Fund® (MVALX)

The Meridian Value Fund’s net asset value per share at September 30, 2010 was $25.72. This represents an increase of 4.9% for the calendar year to date. The Fund’s total return and average compounded annual rate of return since June 30, 1995, were 619.3% and 13.8%, respectively. The comparable period returns for the S&P 500 with dividends were 175.1% and 6.9%, respectively. At the close of the quarter, total net assets were $860,996,865 and were invested 5.1% in cash, cash equivalents and other assets net of liabilities and 94.9% in stocks. There were 45,410 shareholders.

Our investment strategy remains unchanged. We continue to seek out-of-favor companies exemplified by an extended period of declining earnings. Over the past 18 months most earnings problems have been related to poor economic conditions. During this period we were able to invest in many high quality companies at attractive valuations. These are companies, in most cases, with leading and defensible market positions, high returns on invested capital, strong balance sheets and proven management teams. In normal economic conditions such companies rarely fall out of favor. While some of these investments lagged the market during the strong rally off last year’s market lows, we believe that with this core of high quality companies the Fund is positioned for positive returns during the next several years. In addition, with some stability in the economy, we now see more companies that fit our strategy for traditional company-specific reasons. This is historically the strength of the Meridian Value Fund and should bode well for future performance. We hold 51 positions, representing 30 industry groups. We continue to invest in companies of all market capitalizations and our largest areas of concentration are technology, retail and transportation.

During the quarter we purchased shares of Compuware and eBay. We sold our shares in Con-Way, Carters and Echelon.

Broadridge Financial Solutions, one of our largest positions, is a leading provider of technology solutions to the financial services industry, with a wide range of products including investor communications, transaction processing and operations outsourcing. The company was spun off by ADP in 2007 and suffered declining earnings in 2008 and early 2009 due to debt associated with the spin-off and some client losses during the financial crisis. Broadridge is well positioned to grow earnings going forward as its business benefits from two powerful secular trends in the financial industry. Broadridge enables its customers to increase electronic communications to their clients at a considerable cost savings vs. paper communication, and its products also help customers handle increasing regulation. The balance sheet is now strong and the company’s largely recurring business model generates significant free cash flow. Valuation is reasonable at 13.8 times estimated earnings for the current fiscal year and there is a 2.7% dividend yield.

Miscellaneous

The Meridian Funds are no-load and there are no transaction fees or commissions charged when purchased directly through our transfer agent, BNY Mellon Investment Servicing (U.S.), Inc. This can be a very cost-effective method to purchase shares of the Meridian Funds for shareholders who do not need the services of a broker-dealer and for long-term investors that make multiple purchases.

You can sign up for E-mail Alerts on our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings, and other information regarding the Meridian Funds.

The information provided in this report should not be considered investment advice or a recommendation to purchase or sell any particular security. There is no assurance that any securities discussed herein will remain in a particular Fund’s portfolio at the time you receive this report or that securities sold have not been repurchased. Securities discussed are presented as illustrations of companies that fit a particular Fund’s investment strategy and do not represent a Fund’s entire portfolio and in the aggregate may represent only a small percentage of a Fund’s portfolio holdings. It should not be assumed that any of the securities transactions or holdings discussed were or will prove to be profitable, or that investment decisions Fund management makes in the future will be profitable or will equal the investment performance of the securities discussed herein. Management’s views presented herein and any discussion of a particular Fund’s portfolio holdings or performance are as of September 30, 2010 and are subject to change without notice.

Meridian Equity Income Fund®
Summary of Portfolio Holdings
September 30, 2010 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Department Stores	1.8%	$500,112
Machinery-Construction, Farm & Heavy Trucks	1.7	479,948
Household Appliances	1.7	474,402
Personal Products	1.7	465,595
Railroads	1.7	464,178
Industrial Machinery	1.7	463,594
Apparel Retail	1.7	462,264
Insurance - Multi-Line	1.7	461,619
Diversified Financial Services	1.7	459,687
Semiconductors	1.7	459,170
Tobacco	1.7	457,600
Environmental Facilities & Services	1.7	457,115
Paper & Packaging	1.6	454,784
Soft Drinks	1.6	454,700
Telecommunication Services-Integrated	1.6	454,168
Distributors	1.6	454,149
Energy	1.6	453,880
Retail	1.6	452,778
Chemicals - Specialty	1.6	450,192
Publishing	1.6	449,616
Health Care Products	1.6	448,474
Electrical Components & Equipment	1.6	446,600
Industrial Conglomerates	1.6	442,221
Household-Home Furnishings	1.6	442,113
Asset Management & Custody Banks	1.6	441,544
Computer Hardware	1.6	441,478
Metal & Glass Containers	1.6	441,300
Air Freight & Logistics	1.6	441,154
Restaurants	1.6	439,609
Consumer Products	1.6	439,088
Utilities-Gas	1.6	437,304
Oil & Gas - Storage & Transportation	1.6	435,215
Office Services & Supplies	1.6	434,014

Meridian Equity Income Fund®
Summary of Portfolio Holdings (continued)
September 30, 2010 (Unaudited)

Food & Meats-Packaged	1.6%	$432,040
Home Improvement Retail	1.6	430,848
Aerospace/Defense	1.6	430,473
Chemicals - Diversified	1.6	429,520
Health Care Equipment & Supplies	1.5	425,898
Food Distributors	1.5	424,948
Insurance-Property & Casualty	1.5	422,800
Apparel Accessories & Luxury Goods	1.5	421,304
Diversified Manufacturing Operations	1.5	420,318
Health Care Technology	1.5	419,750
IT Services & Data Processing	1.5	417,848
Pharmaceuticals	1.5	417,301
REITs-Storage	1.5	417,272
Banking - Thrifts & Mortgage Finance	1.5	416,840
Electronic Equipment Manufacturing	1.5	416,507
Steel	1.5	416,380
Independent Power Producers & Energy	1.5	415,896
Media - Broadcasting & Cable TV	1.5	415,723
Banking - Regional Banks	1.5	414,799
Commercial Printing	1.5	407,294
Diversified Capital Markets	1.5	405,694
Packaging	1.5	404,708
Insurance Brokers	1.5	404,512
Banking - Commercial	1.5	404,280
Consumer Finance	1.5	402,745
Trucking	1.5	402,038
Electric Utilities	1.4	394,835
Cash & Other Assets, Less Liabilities	5.1	1,421,827

	100.0%	$27,614,063

Meridian Growth Fund®
Summary of Portfolio Holdings
September 30, 2010 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Tech-Software	16.7%	$279,629,938
Retail	11.0	183,850,229
Technology	8.0	133,755,728
Energy	5.5	92,873,323
Industrial Conglomerates	4.5	76,247,271
Health Care Products	4.5	76,025,418
Insurance Brokers	4.5	75,980,478
Industrial Services	4.1	68,075,404
Building Products	4.0	66,281,306
Brokerage & Money Management	3.6	60,274,111
U.S. Government Obligations	3.1	51,987,520
Leisure & Amusement	2.6	42,760,986
Trucking	2.5	41,511,610
Air Freight & Logistics	2.4	40,543,710
Chemicals-Specialty	2.4	40,342,183
Cellular Communications	2.3	37,958,030
Consumer Services	2.2	37,571,192
Restaurants	2.2	36,820,695
Automotive Wholesale Services	1.8	29,620,248
Distributors	1.6	27,639,552
Health Care Technology	1.6	27,212,348
Banking - Commercial	1.6	27,136,172
Health Care Information Services	1.6	26,467,769
Metals	1.1	17,716,697
REITs-Diversified	0.7	11,957,460
Furniture and Fixtures	0.6	10,768,896
Banking	0.5	7,699,252
Casino & Gaming	0.4	6,727,342
Cash & Other Assets, Less Liabilities	2.4	39,939,077

	100.0%	$1,675,373,945

Meridian Value Fund®
Summary of Portfolio Holdings
September 30, 2010 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Technology	10.8%	$93,366,209
Retail	7.9	68,273,004
Industrial Services	5.9	50,795,524
Industrial Products	5.8	49,578,988
Leisure & Amusement	5.1	43,820,689
Diversified Financial Services	4.8	41,679,010
U.S. Government Obligations	3.7	31,992,320
Energy	3.7	31,813,320
Tech-Software	3.6	31,205,299
Banking	3.4	28,897,692
Health Care Products	2.9	25,378,521
Insurance Brokers	2.8	24,292,324
Environmental Facilities & Services	2.7	22,923,636
Railroads	2.6	22,609,520
Semiconductors	2.6	22,401,169
Home Improvement Retail	2.5	21,399,872
Automotive Wholesale Services	2.5	21,249,280
Air Freight & Logistics	2.5	21,103,392
Industrial	2.5	20,910,030
Metals	2.3	19,712,002
Utilities	2.3	19,415,393
Household Appliances	2.2	19,032,955
Insurance	2.1	18,375,670
Asset Management & Custody Banks	2.0	16,932,960
Trucking	1.9	16,400,123
Pharmaceuticals	1.9	16,087,530
Office Services & Supplies	1.6	14,161,000
REITs-Diversified	1.4	12,192,826
Brokerage & Money Management	1.2	10,224,565
Insurance - Property & Casualty	1.0	9,019,111
Agriculture	0.4	3,810,435
Cash & Other Assets, Less Liabilities	1.4	11,942,496

	100.0%	$860,996,865

Meridian Equity Income Fund®
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.9%

AEROSPACE & DEFENSE - 1.6%
Northrop Grumman Corp.	7,100	$430,473

AIR FREIGHT & LOGISTICS - 1.6%
United Parcel Service, Inc. Class B	6,615	441,154

APPAREL ACCESSORIES & LUXURY GOODS - 1.5%
VF Corp.	5,200	421,304

APPAREL RETAIL - 1.7%
American Eagle Outfitters, Inc.	30,900	462,264

ASSET MANAGEMENT & CUSTODY BANKS - 1.6%
Federated Investors, Inc. Class B	19,400	441,544

BANKING-COMMERCIAL - 1.5%
Bank of Hawaii Corp.	9,000	404,280

BANKING-REGIONAL BANKS - 1.5%
Cullen/Frost Bankers, Inc.	7,700	414,799

BANKING-THRIFTS & MORTGAGE FINANCE - 1.5%
Hudson City Bancorp, Inc.	34,000	416,840

CHEMICALS-DIVERSIFIED - 1.6%
PPG Industries, Inc.	5,900	429,520

CHEMICALS-SPECIALTY - 1.6%
RPM International, Inc.	22,600	450,192

COMMERCIAL PRINTING - 1.5%
R. R. Donnelley & Sons Co.	24,015	407,294

COMPUTER HARDWARE - 1.6%
Diebold, Inc.	14,200	441,478

CONSUMER FINANCE - 1.5%
H & R Block, Inc.	31,100	402,745

CONSUMER PRODUCTS - 1.6%
Kimberly-Clark Corp.	6,750	439,088

DEPARTMENT STORES - 1.8%
JC Penney Co., Inc.	18,400	500,112

DISTRIBUTORS - 1.6%
Genuine Parts Co.	10,185	454,149

DIVERSIFIED CAPITAL MARKETS - 1.5%
NYSE Euronext	14,200	405,694

DIVERSIFIED FINANCIAL SERVICES - 1.7%
Broadridge Financial Solutions, Inc.	20,100	459,687

DIVERSIFIED MANUFACTURING OPERATIONS - 1.5%
Harsco Corp.	17,100	420,318

ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
Hubbell, Inc. Class B	8,800	446,600

ELECTRIC UTILITIES - 1.4%
PPL Corp.	14,500	394,835

ELECTRONIC EQUIPMENT MANUFACTURING - 1.5%
Molex, Inc.	19,900	416,507

ENERGY - 1.6%
Chevron Corp.	5,600	453,880

ENVIRONMENTAL FACILITIES & SERVICES - 1.7%
Waste Management, Inc.	12,790	457,115

Meridian Equity Income Fund®
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

FOOD DISTRIBUTORS - 1.5%
SYSCO Corp.	14,900	$424,948

FOOD & MEATS-PACKAGED - 1.6%
Kraft Foods, Inc. Class A	14,000	432,040

HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Hillenbrand, Inc.	19,800	425,898

HEALTH CARE PRODUCTS - 1.6%
Baxter International, Inc.	9,400	448,474

HEALTH CARE TECHNOLOGY - 1.5%
Medtronic, Inc.	12,500	419,750

HOME IMPROVEMENT RETAIL - 1.6%
Home Depot, Inc.	13,600	430,848

HOUSEHOLD APPLIANCES - 1.7%
Snap-On, Inc.	10,200	474,402

HOUSEHOLD-HOME FURNISHINGS - 1.6%
Leggett & Platt, Inc.	19,425	442,113

INDEPENDENT POWER PRODUCERS & ENERGY - 1.5%
Constellation Energy Group, Inc.	12,900	415,896

INDUSTRIAL CONGLOMERATES - 1.6%
3M Co.	5,100	442,221

INDUSTRIAL MACHINERY - 1.7%
Eaton Corp.	5,620	463,594

INSURANCE BROKERS - 1.5%
Willis Group Holdings Plc (United Kingdom)	13,125	404,512

INSURANCE-MULTI-LINE - 1.7%
Chubb Corp.	8,100	461,619

INSURANCE-PROPERTY & CASUALTY - 1.5%
Mercury General Corp.	10,345	422,800

IT SERVICES & DATA PROCESSING - 1.5%
Paychex, Inc.	15,200	417,848

MACHINERY-CONSTRUCTION, FARM & HEAVY TRUCKS - 1.7%
Caterpillar, Inc.	6,100	479,948

MEDIA-BROADCASTING & CABLE TV - 1.5%
Time Warner Cable, Inc.	7,700	415,723

METAL & GLASS CONTAINERS - 1.6%
Greif, Inc. Class A	7,500	441,300

OFFICE SERVICES & SUPPLIES - 1.6%
Pitney Bowes, Inc.	20,300	434,014

OIL & GAS-STORAGE & TRANSPORTATION - 1.6%
Spectra Energy Corp.	19,300	435,215

PACKAGING - 1.5%
MeadWestvaco Corp.	16,600	404,708

PAPER & PACKAGING - 1.6%
Sonoco Products Co.	13,600	454,784

PERSONAL PRODUCTS - 1.7%
Avon Products, Inc.	14,500	465,595

PHARMACEUTICALS - 1.5%
Johnson & Johnson	6,735	417,301

Meridian Equity Income Fund®
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

PUBLISHING - 1.6%
McGraw-Hill Cos., Inc. (The)	13,600	$449,616

RAILROADS - 1.7%
Norfolk Southern Corp.	7,800	464,178

REITS-STORAGE - 1.5%
Public Storage REIT	4,300	417,272

RESTAURANTS - 1.6%
McDonald’s Corp.	5,900	439,609

RETAIL - 1.6%
Mattel, Inc.	19,300	452,778

SEMICONDUCTORS - 1.7%
Microchip Technology, Inc.	14,600	459,170

SOFT DRINKS - 1.6%
Coca-Cola Co. (The)	7,770	454,700

STEEL - 1.5%
Nucor Corp.	10,900	416,380

TELECOMMUNICATION SERVICES-INTEGRATED - 1.6%
AT&T, Inc.	15,880	454,168

TOBACCO - 1.7%
Reynolds American, Inc.	7,705	457,600

TRUCKING - 1.5%
Ryder System, Inc.	9,400	402,038

UTILITIES-GAS - 1.6%
AGL Resources, Inc.	11,400	437,304

TOTAL INVESTMENTS - 94.9% (Cost $25,182,729)		26,192,236

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.1%		1,421,827

NET ASSETS - 100.0%		$27,614,063

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Meridian Growth Fund®
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.5%

AIR FREIGHT & LOGISTICS - 2.4%
Expeditors International of Washington, Inc.	877,000	$40,543,710

AUTOMOTIVE WHOLESALE SERVICES - 1.8%
Copart, Inc.*	898,400	29,620,248

BANKING - 0.5%
CVB Financial Corp.	1,025,200	7,699,252

BANKING - COMMERCIAL - 1.6%
Bank of Hawaii Corp.	604,100	27,136,172

BROKERAGE & MONEY MANAGEMENT - 3.6%
Affiliated Managers Group, Inc.*	458,400	35,759,784
T. Rowe Price Group, Inc.	489,650	24,514,327

		60,274,111

BUILDING PRODUCTS - 4.0%
Lumber Liquidators Holdings, Inc.*	1,007,800	24,761,646
Valspar Corp.	1,303,600	41,519,660

		66,281,306

CASINOS & GAMING - 0.4%
International Game Technology	465,560	6,727,342

CELLULAR COMMUNICATIONS - 2.3%
American Tower Corp. Class A*	740,500	37,958,030

CHEMICALS-SPECIALTY - 2.4%
RPM International, Inc.	2,025,210	40,342,183

CONSUMER SERVICES - 2.2%
Rollins, Inc.	1,606,980	37,571,192

DISTRIBUTORS - 1.6%
Watsco, Inc.	496,400	27,639,552

ENERGY - 5.5%
Continental Resources, Inc.*	555,600	25,757,616
Core Laboratories NV (Netherlands)	276,200	24,316,648
FMC Technologies, Inc.*	381,080	26,023,953
Noble Energy, Inc.	223,400	16,775,106

		92,873,323

FURNITURE & FIXTURES - 0.6%
Herman Miller, Inc.	547,200	10,768,896

HEALTH CARE INFORMATION SERVICES - 1.6%
Cerner Corp.*	315,130	26,467,769

HEALTH CARE PRODUCTS - 4.5%
DENTSPLY International, Inc.	1,173,200	37,507,204
Edwards Lifesciences Corp.*	574,470	38,518,214

		76,025,418

HEALTH CARE TECHNOLOGY - 1.6%
IDEXX Laboratories, Inc.*	440,900	27,212,348

INDUSTRIAL CONGLOMERATES - 4.5%
Cooper Industries Plc	777,100	38,023,503
Dionex Corp.*	442,200	38,223,768

		76,247,271

INDUSTRIAL SERVICES - 4.1%
Ritchie Bros. Auctioneers, Inc. (Canada)	1,243,600	25,829,572
Waste Connections, Inc.*	1,065,200	42,245,832

		68,075,404

Meridian Growth Fund®
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INSURANCE BROKERS - 4.5%
Brown & Brown, Inc.	1,886,550	$38,089,445
Willis Group Holdings Plc (United Kingdom)	1,229,430	37,891,033

		75,980,478

LEISURE & AMUSEMENT - 2.6%
Royal Caribbean Cruises, Ltd.*	1,356,200	42,760,986

METALS - 1.1%
Cameco Corp. (Canada)	638,900	17,716,697

REITS-DIVERSIFIED - 0.7%
Digital Realty Trust, Inc. REIT	193,800	11,957,460

RESTAURANTS - 2.2%
Cracker Barrel Old Country Store, Inc.	725,388	36,820,695

RETAIL - 11.0%
Bed Bath & Beyond, Inc.*	611,700	26,553,897
CarMax, Inc.*	872,100	24,296,706
Coach, Inc.	748,900	32,172,744
Family Dollar Stores, Inc.	774,000	34,179,840
Mattel, Inc.	1,722,700	40,414,542
PetSmart, Inc.	749,500	26,232,500

		183,850,229

TECHNOLOGY - 8.0%
Autodesk, Inc.*	1,027,500	32,849,175
NetApp, Inc.*	570,400	28,400,216
Trimble Navigation, Ltd.*	969,500	33,971,280
Zebra Technologies Corp. Class A*	1,145,513	38,535,057

		133,755,728

TECH-SOFTWARE - 16.7%
Advent Software, Inc.*	660,038	34,447,383
Blackbaud, Inc.	1,407,500	33,836,300
BMC Software, Inc.*	885,700	35,853,136
Citrix Systems, Inc.*	700,100	47,774,824
MICROS Systems, Inc.*	927,900	39,278,007
Nuance Communications, Inc.*	1,030,000	16,109,200
Solera Holdings, Inc.	936,500	41,355,840
Teradata Corp.*	803,300	30,975,248

		279,629,938

TRUCKING - 2.5%
J.B. Hunt Transport Services, Inc.	1,196,300	41,511,610

TOTAL COMMON STOCKS - 94.5% (Cost $1,195,161,825)		1,583,447,348

U.S. GOVERNMENT OBLIGATIONS - 3.1%
U.S. Treasury Bill @ .142%** due 12/09/10 (Face Value $52,000,000)		51,987,520

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $51,986,046)		51,987,520

TOTAL INVESTMENTS - 97.6% (Cost $1,247,147,871)		1,635,434,868

CASH AND OTHER ASSETS, LESS LIABILITIES - 2.4%		39,939,077

NET ASSETS - 100.0%		$1,675,373,945

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedules of Investments.

Meridian Value Fund®
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.9%

AGRICULTURE - 0.4%
Monsanto Co.	79,500	$3,810,435

AIR FREIGHT & LOGISTICS - 2.5%
UTi Worldwide, Inc.	1,312,400	21,103,392

ASSET MANAGEMENT & CUSTODY BANKS - 2.0%
Franklin Resources, Inc.	158,400	16,932,960

AUTOMOTIVE WHOLESALE SERVICES - 2.5%
LKQ Corp.*	1,021,600	21,249,280

BANKING - 3.4%
CVB Financial Corp.	557,900	4,189,829
JPMorgan Chase & Co.	126,200	4,804,434
Northern Trust Corp.	254,800	12,291,552
Wells Fargo & Co.	302,900	7,611,877

		28,897,692

BROKERAGE & MONEY MANAGEMENT - 1.2%
TD Ameritrade Holding Corp.*	633,100	10,224,565

DIVERSIFIED FINANCIAL SERVICES - 4.8%
Broadridge Financial Solutions, Inc.	1,147,000	26,231,890
Equifax, Inc.	495,100	15,447,120

		41,679,010

ENERGY - 3.7%
Apache Corp.	89,900	8,788,624
Forest Oil Corp.*	569,300	16,908,210
Ultra Petroleum Corp.*	145,700	6,116,486

		31,813,320

ENVIRONMENTAL FACILITIES & SERVICES - 2.7%
Waste Management, Inc.	641,400	22,923,636

HEALTH CARE PRODUCTS - 2.9%
Gen-Probe, Inc.*	244,500	11,848,470
Hologic, Inc.*	845,100	13,530,051

		25,378,521

HOME IMPROVEMENT RETAIL - 2.5%
Sherwin-Williams Co. (The)	284,800	21,399,872

HOUSEHOLD APPLIANCES - 2.2%
Stanley Black & Decker, Inc.	310,590	19,032,955

INDUSTRIAL - 2.5%
Curtiss-Wright Corp.	690,100	20,910,030

INDUSTRIAL PRODUCTS - 5.8%
Cummins, Inc.	84,400	7,644,952
Lincoln Electric Holdings, Inc.	303,800	17,565,716
Sealed Air Corp.	1,084,000	24,368,320

		49,578,988

INDUSTRIAL SERVICES - 5.9%
Nalco Holdings Co.	972,000	24,504,120
Ritchie Bros. Auctioneers, Inc. (Canada)	425,700	8,841,789
W.W. Grainger, Inc.	146,500	17,449,615

		50,795,524

INSURANCE - 2.1%
Travelers Cos., Inc. (The)	352,700	18,375,670

INSURANCE BROKERS - 2.8%
Willis Group Holdings Plc (United Kingdom)	788,200	24,292,324

INSURANCE-PROPERTY & CASUALTY - 1.0%
Fidelity National Financial, Inc. Class A	574,100	9,019,111

LEISURE & AMUSEMENT - 5.1%
Carnival Corp.	686,700	26,238,807
Polaris Industries, Inc.	270,075	17,581,882

		43,820,689

METALS - 2.3%
Cameco Corp. (Canada)	356,600	9,888,518
Newmont Mining Corp.	156,400	9,823,484

		19,712,002

Meridian Value Fund®
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

OFFICE SERVICES & SUPPLIES - 1.6%
Steelcase, Inc. Class A	1,700,000	$14,161,000

PHARMACEUTICALS - 1.9%
BioMarin Pharmaceutical, Inc.*	719,800	16,087,530

RAILROADS - 2.6%
Union Pacific Corp.	276,400	22,609,520

REITS-DIVERSIFIED - 1.4%
Host Hotels & Resorts, Inc. REIT	842,046	12,192,826

RETAIL - 7.9%
Costco Wholesale Corp.	346,200	22,326,438
Kohl’s Corp.*	434,200	22,873,656
Mattel, Inc.	983,500	23,072,910

		68,273,004

SEMICONDUCTORS - 2.6%
NVIDIA Corp.*	789,200	9,217,856
Power Integrations, Inc.	414,700	13,183,313

		22,401,169

TECHNOLOGY - 10.8%
Acxiom Corp.*	1,142,000	18,112,120
Autodesk, Inc.*	655,100	20,943,547
China Ming Yang Wind Power Group, Ltd ADR* (China)	1,000	14,000
Cisco Systems, Inc.*	912,700	19,988,130
eBay, Inc.*	342,700	8,361,880
Zebra Technologies Corp. Class A*	771,300	25,946,532

		93,366,209

TECH-SOFTWARE - 3.6%
Citrix Systems, Inc.*	389,850	26,603,364
Compuware Corp.*	539,500	4,601,935

		31,205,299

TRUCKING - 1.9%
Heartland Express, Inc.	1,102,900	16,400,123

UTILITIES - 2.3%
Hawaiian Electric Industries, Inc.	861,375	19,415,393

TOTAL COMMON STOCKS - 94.9% (Cost $661,419,698)		817,062,049

U.S. GOVERNMENT OBLIGATIONS - 3.7%
U.S. Treasury Bill @ .142%** due 12/09/10 (Face Value $32,000,000)		31,992,320

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $31,991,413)		31,992,320

TOTAL INVESTMENTS - 98.6% (Cost $693,411,111)		849,054,369

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.4%		11,942,496

NET ASSETS - 100.0%		$860,996,865

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedules of Investments.

Meridian Fund, Inc.
Notes to Schedules of Investments
September 30, 2010 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Fair Value Measurements: As described in Note 1 above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund’s securities as of September 30, 2010 is as follows:

	Equity
Valuation Inputs	Income Fund	Growth Fund	Value Fund

Level 1 - Quoted Prices*	$26,192,236	$1,583,447,348	$817,062,049
Level 2 - Other Significant Observable Inputs**	—	51,987,520	31,992,320
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$26,192,236	$1,635,434,868	$849,054,369

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Securities.

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
September 30, 2010 (Unaudited)

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation, which are book figures that approximate federal income tax basis, were as follows:

		Aggregate	Aggregate
		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Aggregate Cost	Appreciation	Depreciation	Appreciation

Equity Income Fund	$25,182,729	$1,913,086	$(903,579)	$1,009,507
Growth Fund	1,247,147,871	414,701,651	(26,414,654)	388,286,997
Value Fund	693,411,111	168,669,051	(13,025,793)	155,643,258

MERIDIAN FUND, INC.

This report is submitted for
the information of shareholders of
Meridian Fund, Inc. It is not
authorized for distribution to
prospective investors unless
preceded or accompanied by an
effective prospectus.
Officers and Directors

RICHARD F. ASTER, JR.
President and Director

JOHN EMRICH

MICHAEL S. ERICKSON

JAMES B. GLAVIN

HERBERT C. KAY

RONALD ROTTER

MICHAEL STOLPER
Directors

GREGG B. KEELING
Chief Financial Officer
Treasurer and Secretary
Chief Compliance Officer

Custodian
PFPC TRUST COMPANY
Wilmington, Delaware

Transfer Agent and Disbursing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
King of Prussia, Pennsylvania
(800) 446-6662

Counsel
GOODWIN PROCTER LLP
Washington, D.C.

Independent Registered Public Accounting Firm
PRICEWATERHOUSECOOPERS LLP
San Francisco, California

MERIDIAN EQUITY INCOME FUND®
MERIDIAN GROWTH FUND®
MERIDIAN VALUE FUND®

FIRST QUARTER REPORT

60 E. Sir Francis Drake Blvd.
Wood Island, Suite 306
Larkspur, CA 94939

www.meridianfund.com

Telephone (800) 446-6662

September 30, 2010